Other Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables And Other Liabilities [Abstract]
Schedule of Other Payables and Other Liabilities

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Included in non-current liabilities
Government grants	2	-
Deferred income	30	6
	32	6
Included in current liabilities
Dividend payable	12	12
Accrued expenses (note i)	3,133	2,825
Advances from customers	85	111
Investment payables	28	40
Other tax liabilities	131	194
Deferred income	34	28
Share repurchase payables	82	-
Other deposits	99	101
Payable for acquisition of land use right (note ii)	-	526
Others	228	185
	3,832	4,022

Notes:

(i)
Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.
(ii)
In March 2022, the Group acquired a land use right at a consideration of RMB1.05 billion with an amount of RMB526 million paid as at December 31, 2022, and up to the date of this report, remaining RMB526 million has been paid.